General and administrative expenses	12 Months Ended
Dec. 31, 2019
General and administrative expenses
11 General and administrative expenses
in	2019	2018	2017
General and administrative expenses (CHF million)
Occupancy expenses	1,090	964	1,000
IT, machinery and equipment	1,343	1,174	1,156
Provisions and losses	640	425	698
Travel and entertainment	337	338	321
Professional services	1,712	1,803	2,446
Amortization and impairment of other intangible assets	10	9	9
Other [1]	996	1,085	1,015
General and administrative expenses	6,128	5,798	6,645
1
Includes pension-related expenses/(credits) of CHF (204) million, CHF (208) million and CHF  (190) million in 2019, 2018 and 2017, respectively, relating to certain components of net periodic benefit costs for defined benefit plans.